S000003848 [Member] Annual Fund Operating Expenses - Putnam Large Cap Growth Fund	Jul. 31, 2025
Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.93%
Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	1.69%
Class R Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%	[1]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	1.19%
Class Y Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.68%
Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.70%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.60%

[1]	Management fees are subject to a performance adjustment. The fund’s base management fee is subject to adjustment, up or down, based on the fund’s performance relative to the performance of the Russell 1000 Growth Index. For the most recent fiscal year, the fund’s base management fee prior to any performance adjustment was 0.53%.